Investments In Real Estate (10-Q) (10-Q Filling [Member])	6 Months Ended
Jun. 30, 2011
10-Q Filling [Member]
Reporting Period For Combined Statements [Line Items]
Investments In Real Estate

NOTE 3: Investments in Real Estate

As of June 30, 2011, our investments in real estate consisted of six multifamily real estate properties with 1,492 units. The table below summarizes our investments in real estate:

Land	$21,469
Building	86,592
Furniture, fixtures and equipment	504

Total investment in real estate	108,565
Accumulated depreciation	(7,132)

Investments in real estate, net	$101,433

Acquisitions:

On April 29, 2011, we, through our operating partnership, acquired six multifamily properties, which we refer to as the initial portfolio, from six wholly-owned subsidiaries of our sponsor. The contribution value of the initial portfolio was $103,790. In connection with the acquisition of the initial portfolio, our operating partnership assumed $64,575 of mortgage indebtedness and issued $39,215 of limited partner interests, or 3,921,500 limited partner units, to our sponsor. In addition, our sponsor purchased an additional 125,000 limited partner units for $1,250 in cash on April 29, 2011. As we are wholly-owned by our sponsor and under common control, the assets and liabilities of the initial portfolio were recorded at our sponsor's carrying amount, or book value, at the time of contribution, pursuant to Staff Accounting Bulletin Topic 5G and ASC 805-50-30-5.

The following table summarizes the aggregate carrying value of the assets and liabilities associated with the Initial Portfolio acquired during the six-month period ended June 30, 2011, on the respective date of each conversion, for the real estate accounted for under FASB ASC Topic 805.

Description	Carrying Amount
Assets acquired:
Investments in real estate, net	$101,733
Liabilities assumed:
Mortgage indebtedness	64,575

Carrying amount of net assets acquired	$37,158

Our consolidated unaudited pro forma information, after including the acquisition of real estate properties, is presented below as if the acquisition occurred on January 1, 2010. These pro forma results are not necessarily indicative of the results which actually would have occurred if the acquisition had occurred on the first day of the periods presented, nor does the pro forma financial information purport to represent the results of operations for future periods:

Description	For the Six-Month Period Ended June 30, 2011	For the Six-Month Period Ended June 30, 2010
Total revenue, as reported	$2,174	$5
Pro forma revenue	6,521	6,526
Net income (loss) allocable to common shares, as reported	(36)	5
Pro forma net income (loss) allocable to common shares	(35)	(31)